Income Taxes	12 Months Ended
Dec. 31, 2025
Disclosure of Income Tax [Abstract]
Income Taxes
10.	INCOME TAXES
BGSI accounts for deferred income tax assets and liabilities in respect of accounting and tax basis differences. Deferred income tax assets and liabilities which relate to the same jurisdiction are netted on the Consolidated Statement of Financial Position.
In December 2021, the Organization for Economic
Co-Operation
and Development published the Pillar Two model rules to ensure a global minimum tax rate of 15%. The Company has applied the mandatory temporary exception provided in the Amendments to IAS 12 to recognizing and disclosing information about deferred tax assets and liabilities arising from the implementation of the Pillar Two model rules.
During the transition period, the Company qualifies for the transitional safe harbor relief, which effectively reduces the Pillar Two top-up
tax to zero for the 2024 and 2025 fiscal years. The Company does not expect a material exposure to Pillar Two top-up
taxes once the transitional safe harbor period expires. The Company will continue to monitor legislative updates and refine its assessment for fiscal 2026 and beyond.
a. The reconciliation between income tax expense and the accounting earnings multiplied by the combined basic Canadian and U.S. federal, provincial and state tax rates is as follows:

	For the years ended December 31,
	2025	2024

Earnings before income taxes	$28,724	$31,660

Combined basic Canadian and U.S. federal, provincial and state tax rates	26.66%	26.53%

Income tax expense at combined statutory tax rates	$7,657	$8,398

Adjustments for the tax effect of:

State tax adjustments	1,502	(1,539)

Non-deductible compensation	598	—

Non-deductible meals and entertainment	431	413

Other non-deductible expenses	101	(187)

Other	15	31

Income tax expense	$10,304	$7,116

In 2024, the additional state tax recovery was the result of a cumulative deferred tax asset to reflect prior-year state depreciation differences, resulting from states that do not conform to federal bonus depreciation provisions.
In 2025, other
non-deductible
expenses relate to the limitation of deductibility of executive compensation under Section 162(m) of the Internal Revenue Code in addition to other permanent differences such as non-deductible
meals and entertainment expenses.
b. Deferred income taxes consist of the Canadian and U.S. tax jurisdictions, respectively, as follows:

As at	December 31, 2025	December 31, 2024

Property, plant and equipment	$(1,092)	$(711)

Intangible assets	(6,346)	(5,301)

Right of use assets net of lease liabilities	2,311	1,932

Accrued liabilities	595	—

Issue costs	8,268	5

Director Share Units	1,637	1,309

Non-capital losses carried forward	6,348	4,556

Stock options	798	491

Other	106	559

Deferred income tax asset	$12,625	$2,840
In 2025, issue costs relate to costs incurred as a result of the Company’s issuance of shares on the New York Stock Exchange which were charged directly to equity.

As at	December 31, 2025	December 31, 2024

Property, plant and equipment	$57,549	$56,703

Intangible assets	71,540	62,097

Right of use assets net of lease liabilities	(20,802)	(17,701)

Accrued liabilities	(24,413)	(25,023)

Acquisition costs	(7,993)	(5,288)

Other	(2,684)	(2,229)

Deferred income tax liability	$73,197	$68,559
c. The movement in deferred income tax assets and liabilities in Canada and U.S. tax jurisdictions, respectively, during the year is as follows:

Deferred income tax asset as at	December 31, 2025	December 31, 2024

Balance, beginning of year	$2,840	$4,316

Issue costs	10,263	—

Deferred income tax expense	(691)	(1,162)

Foreign exchange	213	$(314)

Balance, end of year	$12,625	$2,840

Deferred income tax liability as at	December 31, 2025	December 31, 2024

Balance, beginning of year	$68,559	$70,271

Cash flow hedge	853	—

Deferred income tax expense	3,785	(1,712)

Foreign exchange	—	—

Balance, end of year	$73,197	$68,559
d. Deferred income tax assets are recognized to the extent it is probable that sufficient future taxable income will be available to allow a deferred income tax asset to be realized. At December 31, 2025 BGSI has recognized all of its deferred income tax assets with the exception of $17,333 (2024 - $5,219) in capital losses available in Canada. At December 31, 2025 the Company has non-capital
losses in Canada of $24,405 (2024 - $17,682) and net operating losses in the U.S. of $37,408 (2024 - $25,509). The capital losses and net operating losses expire between 20
3
8 and indefinitely.
The losses in Canada expire as follows:

Year of expiry

2039	$1,410

2041	$2,182

2042	$10,544

2043	$2,575

2044	$2,989

2045	$4,705